Employee Benefits, Defined Contribution Plans, Brazil (Details) - Brazil [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plans [Abstract]
Cost of labor	$ 3,046	$ 3,846	$ 5,021
Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
DCP liability	$ 39,306	$ 53,528
Bottom of Range [Member] | Claro Brasil [Member] | Participants Enrolled Before October 31st, 2014 [Member]
Defined Contribution Plans [Abstract]
Employee contributions to plan	1.00%
Bottom of Range [Member] | Claro Brasil [Member] | Participants Enrolled After October 31st, 2014 [Member]
Defined Contribution Plans [Abstract]
Employee contributions to plan	1.00%
Top of Range [Member] | Claro Brasil [Member] | Participants Enrolled Before October 31st, 2014 [Member]
Defined Contribution Plans [Abstract]
Employee contributions to plan	8.00%
Employer contributions to plan	8.00%
Top of Range [Member] | Claro Brasil [Member] | Participants Enrolled After October 31st, 2014 [Member]
Defined Contribution Plans [Abstract]
Employee contributions to plan	7.00%